LEASING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
The discount rates were obtained by reference to the Company’s incremental borrowing rate. In August 2021 the Company reviewed the methodology for discount rates estimation, which is now based on the risk-free rate adjusted to the reality of the Company, in order to reflect more appropriately its credit risk, and the economic conditions on the date of the agreement, as follows:

The discount rates were obtained by reference to the Company’s incremental borrowing rate. In August 2021 the Company reviewed the methodology for discount rates estimation, which is now based on the risk-free rate adjusted to the reality of the Company, in order to reflect more appropriately its credit risk, and the economic conditions on the date of the agreement, as follows:

Marginal rates	Annual rate (%)	Monthly rate (%)
Initial application
Up to two years	7.96	0.64
Three to five years	10.64	0.85
Six to twenty years	13.17	1.04

Contracts entered – 2019 at 2021
Up to three years	6.87	0.56
Three to four years	7.33	0.59
Four to twenty years	8.08	0.65

Contracts entered – August at December 2021 (1)
Up to five years	5.81	0.47
Six to ten years	5.89	0.48
Eleven to fifteen years	5.95	0.49
Sixteen to thirty years	5.95	0.49

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

Changes in the right-of-use assets are as follows:

Changes in the right-of-use assets are as follows:

	Real estate property	Vehicles	Total
Balances at December 31, 2019	206	71	277
Disposals (contracts terminated)	(9)	—	(9)
Amortization	(25)	(40)	(65)
Addition	6	—	6
Remeasurement	7	(4)	3
Balances at December 31, 2020	185	27	212
Disposals (contracts terminated)	(5)	—	(5)
Amortization (1)	(8)	(41)	(49)
Addition	11	—	11
Remeasurement (2)	9	48	57
Balances at December 31, 2021	192	34	226

(1)	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments of R$1 (R$2 on December 31, 2020).
(2)	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

The changes in the lease liabilities are as follows:

The changes in the lease liabilities are as follows:

2019
Balances at December 31, 2019	288
Addition	6
Disposals (contracts terminated)	(10)
Accrued interest	29
Payment of principal portion of lease liability	(84)
Payment of interest	(4)
Remeasurement (2)	2
Balances at December 31, 2020	227
Addition	11
Disposals (contracts terminated)	(5)
Accrued interest (1)	27
Payment of principal portion of lease liability	(70)
Payment of interest	(3)
Remeasurement (2)	57
Balances at December 31, 2021	244

Current liabilities	62
Non-current liabilities	182

(1)	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2 (R$2 on December 31, 2020).
(2)	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	663	244
Potential PIS/Pasep and Cofins (9.25%)	56	18

The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts:

The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts:

2022	65
2023	29
2024	29
2025	28
2026	28
2027 at 2046	484
Undiscounted values	663
Embedded interest	(419)
Lease liabilities	244